Segment information - Segment assets - Tabular disclosure (Details) - EUR (€) € in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Goodwill	€ 27,174		€ 26,911	€ 26,979	€ 26,932
Other intangible assets	14,073		14,339	14,602	14,327
Property, plant and equipment	27,693		26,665	25,912	25,123
Interests in associates and joint ventures	104		77	130
Non-current assets included in the calculation of net financial debt	816		895	980
Other	4,841		4,725	5,770
Total non-current assets	74,701		73,612	74,373	70,898
Inventories	965		827	819	763
Trade receivables	5,295	€ 5,153	5,175	4,964	4,876
Other customer contract assets	1,166		1,204	1,335	1,442
Prepaid expenses	571		455	394	373
Current assets included in the calculation of net financial debt	7,886		8,014	7,899
Other	6,008		6,062	5,627
Total current assets	21,891		21,737	21,038	15,632
Assets held for sale					5,788
Total assets	96,592		95,349	95,411	€ 92,318
Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Other	(27)		(27)	(27)
Total non-current assets	(27)		(27)	(27)
Trade receivables	(34)		(9)
Other			(152)
Total current assets	(34)		(161)
Total assets	(61)		(188)	(27)
Telecom activities, operating segment [member]
Disclosure of operating segments [line items]
Trade receivables	5,295		5,175	4,964
Telecom activities, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Goodwill	27,174		26,911	26,979
Other intangible assets	13,989		14,268	14,586
Property, plant and equipment	27,688		26,662	25,910
Interests in associates and joint ventures	104		77	130
Non-current assets included in the calculation of net financial debt	816		895	980
Other	3,231		3,256	4,244
Total non-current assets	73,002		72,069	72,829
Inventories	965		827	819
Trade receivables	5,329		5,184	4,964
Other customer contract assets	1,166		1,204	1,335
Prepaid expenses	569		454	393
Current assets included in the calculation of net financial debt	7,886		8,014	7,899
Other	2,321		2,273	2,176
Total current assets	18,236		17,956	17,586
Total assets	91,238		90,025	90,415
France, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Goodwill	14,364		14,364	14,364
Other intangible assets	3,921		4,099	4,269
Property, plant and equipment	14,306		13,637	13,054
Other	11		4	4
Total non-current assets	32,602		32,104	31,691
Inventories	505		402	433
Trade receivables	1,506		1,590	1,515
Other customer contract assets	443		451	475
Prepaid expenses	68		76	70
Other	776		828	532
Total current assets	3,298		3,347	3,025
Total assets	35,900		35,451	34,716
Spain, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Goodwill	6,840		6,818	6,818
Other intangible assets	1,778		1,742	1,861
Property, plant and equipment	3,730		3,542	3,313
Interests in associates and joint ventures	1		1	1
Other	17		17	16
Total non-current assets	12,366		12,120	12,009
Inventories	79		79	73
Trade receivables	699		686	729
Other customer contract assets	140		132	146
Prepaid expenses	241		152	92
Other	60		64	13
Total current assets	1,219		1,113	1,053
Total assets	13,585		13,233	13,062
Europe (excluding France and Spain), operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Goodwill	2,581		2,589	2,576
Other intangible assets	2,015		2,204	2,332
Property, plant and equipment	4,150		4,236	4,124
Interests in associates and joint ventures	4		4	6
Other	15		16	15
Total non-current assets	8,765		9,049	9,053
Inventories	171		149	132
Trade receivables	1,227		1,143	911
Other customer contract assets	363		411	497
Prepaid expenses	35		37	41
Other	75		45	21
Total current assets	1,871		1,785	1,602
Total assets	10,636		10,834	10,655
Africa and Middle-East, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Goodwill	1,542		1,629	1,709
Other intangible assets	2,106		2,160	2,103
Property, plant and equipment	3,443		3,193	3,270
Interests in associates and joint ventures	82		70	111
Other	23		13	14
Total non-current assets	7,196		7,065	7,207
Inventories	82		78	84
Trade receivables	761		690	701
Other customer contract assets	8
Prepaid expenses	89		67	66
Other	811		757	638
Total current assets	1,751		1,592	1,489
Total assets	8,947		8,657	8,696
Enterprise, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Goodwill	1,830		1,493	1,497
Other intangible assets	388		342	327
Property, plant and equipment	540		479	487
Interests in associates and joint ventures			1	1
Other	23		22	21
Total non-current assets	2,781		2,337	2,333
Inventories	49		45	50
Trade receivables	821		807	784
Other customer contract assets	212		210	217
Prepaid expenses	71		48	43
Other	174		165	151
Total current assets	1,327		1,275	1,245
Total assets	4,108		3,612	3,578
International Carriers and Shared Services, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Goodwill	17		18	15
Other intangible assets	3,780		3,720	3,694
Property, plant and equipment	1,519		1,575	1,662
Interests in associates and joint ventures	17		1	11
Other	19		18	18
Total non-current assets	5,352		5,332	5,400
Inventories	79		74	49
Trade receivables	946		881	864
Prepaid expenses	82		93	95
Other	374		268	384
Total current assets	1,481		1,316	1,392
Total assets	6,833		6,648	6,792
Elimination of intersegment amounts and unallocated amounts [member] | Operating segments [member]
Disclosure of operating segments [line items]
Other intangible assets	1		1
Non-current assets included in the calculation of net financial debt	816		895	980
Other	3,123		3,166	4,156
Total non-current assets	3,940		4,062	5,136
Inventories				(2)
Trade receivables	(631)		(613)	(540)
Prepaid expenses	(17)		(19)	(14)
Current assets included in the calculation of net financial debt	7,886		8,014	7,899
Other	51		146	437
Total current assets	7,289		7,528	7,780
Total assets	11,229		11,590	12,916
Orange Bank, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Other intangible assets	84		71	16
Property, plant and equipment	5		3	2
Other	1,637		1,496	1,553
Total non-current assets	1,726		1,570	1,571
Prepaid expenses	2		1	1
Other	3,687		3,941	3,451
Total current assets	3,689		3,942	3,452
Total assets	€ 5,415		€ 5,512	€ 5,023